EARNINGS (LOSSES) PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Basic Denominator:
Denominator used for earnings (losses) per share	385,590,213	385,590,213	339,782,819	238,342,685
Earnings (losses) per share-basic | (per share)	$ (0.13)	¥ (0.84)	¥ 0.46	¥ 0.45
Diluted Numerator:
Net income (loss) attributable to 500.com Limited	$ (50,001)	¥ (323,897)	¥ 157,049	¥ 106,054
Diluted Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	385,590,213	385,590,213	339,782,819	238,342,685
Denominator used for earnings (losses) per share	385,590,213	385,590,213	357,848,704	259,729,367
Earnings (losses) per share-diluted | (per share)	$ (0.13)	¥ (0.84)	¥ 0.44	¥ 0.41
Earnings per ADS:
Earnings (losses) per ADS - basic | (per share)	(1.30)	(8.40)	4.62	4.45
Earnings (losses) per ADS - diluted | (per share)	$ (1.30)	¥ (8.40)	¥ 4.39	¥ 4.08
Class B Ordinary shares [Member]
Basic Numerator:
Allocation of net income (loss) attributable to 500.com Limited's ordinary shareholders used in calculating income per ordinary share-basic	$ (11,768)	¥ (76,233)	¥ 82,571	¥ 103,296
Basic Denominator:
Denominator used for earnings (losses) per share	90,753,548	90,753,548	178,645,232	232,144,532
Earnings (losses) per share-basic | (per share)	$ (0.13)	¥ (0.84)	¥ 0.46	¥ 0.45
Diluted Numerator:
Allocation of net income (loss) attributable to 500.com Limited's ordinary shareholders used in calculating income per ordinary share- diluted	$ (11,768)	¥ (76,233)	¥ 78,604	¥ 95,179
Reallocation of net income (loss) attributable to 500.com Limited's ordinary shareholders as a result of conversion of Class B to Class A shares
Net income (loss) attributable to 500.com Limited	$ (11,768)	¥ (76,233)	¥ 78,604	¥ 95,179
Diluted Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	90,753,548	90,753,548	178,645,232	232,144,532
Conversion of Class B to Class A ordinary shares
Share options
Denominator used for earnings (losses) per share	90,753,548	90,753,548	178,645,232	232,144,532
Earnings (losses) per share-diluted | (per share)	$ (0.13)	¥ (0.84)	¥ 0.44	¥ 0.41
Earnings per ADS:
Denominator used for earnings (losses) per ADS - basic
Denominator used for earnings (losses) per ADS - diluted
Earnings (losses) per ADS - basic | (per share)
Earnings (losses) per ADS - diluted | (per share)
Class A Ordinary shares [Member]
Basic Numerator:
Allocation of net income (loss) attributable to 500.com Limited's ordinary shareholders used in calculating income per ordinary share-basic	$ (38,233)	¥ (247,664)	¥ 74,478	¥ 2,758
Basic Denominator:
Denominator used for earnings (losses) per share	294,836,665	294,836,665	161,137,587	6,198,153
Earnings (losses) per share-basic | (per share)	$ (0.13)	¥ (0.84)	¥ 0.46	¥ 0.45
Diluted Numerator:
Allocation of net income (loss) attributable to 500.com Limited's ordinary shareholders used in calculating income per ordinary share- diluted	$ (38,233)	¥ (247,664)	¥ 78,445	¥ 10,875
Reallocation of net income (loss) attributable to 500.com Limited's ordinary shareholders as a result of conversion of Class B to Class A shares	(11,768)	(76,233)	78,604	95,179
Net income (loss) attributable to 500.com Limited	$ (50,001)	¥ (323,897)	¥ 157,049	¥ 106,054
Diluted Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	294,836,665	294,836,665	161,137,587	6,198,153
Conversion of Class B to Class A ordinary shares	90,753,548	90,753,548	178,645,232	232,144,532
Share options			18,065,885	21,386,682
Denominator used for earnings (losses) per share	385,590,213	385,590,213	357,848,704	259,729,367
Earnings (losses) per share-diluted | (per share)	$ (0.13)	¥ (0.84)	¥ 0.44	¥ 0.41
Earnings per ADS:
Denominator used for earnings (losses) per ADS - basic	29,483,667	29,483,667	16,113,759	619,815
Denominator used for earnings (losses) per ADS - diluted	38,599,021	38,599,021	35,784,870	25,972,937
Earnings (losses) per ADS - basic | (per share)	$ (1.30)	¥ (8.40)	¥ 4.62	¥ 4.45
Earnings (losses) per ADS - diluted | (per share)	$ (1.30)	¥ (8.40)	¥ 4.39	¥ 4.08